Investments (Tables)	6 Months Ended
Jun. 30, 2026
Investments.
Schedule of investments under current assets and non-current assets

Investments under current assets and non-current assets consisted of the following (in thousands of US$):

		As of	As of
Current Assets	Balance Sheet Location	June 30, 2026	December 31, 2025
Marketable securities	Investments, Current	$223,176	$120,244
Total		$223,176	$120,244

		As of	As of
Non-current Assets		June 30, 2026	December 31, 2025
Equity Investment in Alaska LNG project	Investments, Non-current	$12,388	$—
Total		$12,388	$—